SHARE-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	6,697,704	6,000,000	5,300,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	4,573,066	3,700,000	2,100,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	7 years
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	25,505,624
Common shares in reserve in share-based payment arrangement (in shares)	11,498,233
Common shares unallocated in reserve in share-based payment arrangement (in shares)	4,800,529
Restricted, Performance and Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum allotment of common shares reserved in share-based payment arrangement (in shares)	8,756,762
Common shares in reserve in share-based payment arrangement (in shares)	6,280,695
Common shares unallocated in reserve in share-based payment arrangement (in shares)	1,707,629
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Required employee service period	3 months
Company's matching percentage	75.00%
Percentage of employee contribution that company will match	5.00%
Maximum percentage company will match	3.75%
Bottom of range | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Bottom of range | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	12 months
Bottom of range | Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution, percentage of base salary	1.00%
Top of range | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Top of range | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	35 months
Top of range | Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution, percentage of base salary	10.00%